Investments - Summary of Short-Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Current Investments [Line Items]
Short term investments	$ 285,855	$ 151,866
Securities
Disclosure of Current Investments [Line Items]
Short term investments	45,544	151,866
Investments held in trust account
Disclosure of Current Investments [Line Items]
Short term investments	$ 240,311	$ 0